PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
Summary of property and equipment, net

	June 30,	December 31,
	2026	2025
	(unaudited)
Property	$508,052	$492,941
Office equipment	133,276	146,394
Vehicles	—	143,812
Electronic equipment	104,087	110,957
Less: Accumulated depreciation	(265,069)	(369,049)
	$480,346	$525,055